Note 15 - Financial Instruments - Recurring Fair Value Measurements (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Interest rate swap contract, current portion	$ 120,675	$ 196,627
Interest rate swap contract, long term portion	144,523	0
FFA contract, current portion	0	1,287,720
Interest rate swap contract, long term portion	0	17,769
Interest Rate Swap [Member]
Interest rate swap contract, current portion	120,675	196,627
Interest rate swap contract, long term portion	144,523	0
Interest rate swap contract, long term portion	0	17,769
Interest Rate Swap [Member] | Fair Value, Recurring [Member]
Interest rate swap contract, current portion	120,675	196,627
Interest rate swap contract, long term portion	144,523
Interest rate swap contract, long term portion		17,769
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap contract, current portion	0	0
Interest rate swap contract, long term portion	0
Interest rate swap contract, long term portion		0
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap contract, current portion	120,675	196,627
Interest rate swap contract, long term portion	144,523
Interest rate swap contract, long term portion		17,769
Interest Rate Swap [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap contract, current portion	0	0
Interest rate swap contract, long term portion	0
Interest rate swap contract, long term portion		0
Freight Forward Agreements [Member]
FFA contract, current portion	$ 0	1,287,720
Freight Forward Agreements [Member] | Fair Value, Recurring [Member]
FFA contract, current portion		1,287,720
Freight Forward Agreements [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
FFA contract, current portion		$ 1,287,720